Related party transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Consideration for disposal of equity investments without readily determinable fair values	¥ 300
Disposed investment carrying value	¥ 300
Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Outsourcing service expenses		¥ 2,721	¥ 1,598	¥ 149
Prepayment balance		¥ 348	¥ 469	¥ 0